Note 10 - Income Taxes - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory rate	34.00%	34.00%
Permanent differences	(4.00%)	(10.30%)
State tax rate true-up	0.60%	5.30%
Valuation allowance	(30.70%)	(29.00%)
Other	(0.10%)	(0.10%)
State and local income taxes		0.10%
Effective rate	0.00%	0.00%